Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Oct. 31, 2024	Oct. 31, 2024
VegTech Plant-based Innovation & Climate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	VegTech™ Plant-based Innovation & Climate ETF NAV
Average Annual Return, Percent	18.41%	(12.38%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.02%	8.05%